Segment Reporting	12 Months Ended
Mar. 31, 2025
Segment Reporting [Abstract]
Segment Reporting

17. Segment Reporting

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments.

The Company uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”), Mr. Ngo Chiu Lam (a director of the Company), for making decisions, allocating resources and assessing performance.

The CODM reviews financial information on a consolidated basis and uses the consolidated net income, as reported on the consolidated statements of operations and comprehensive income, to assess performance of the Company and to allocate resources as part of the annual reporting process and to assess the performance of the Company’s single reportable segment, primarily by monitoring actual results versus the plan.

The significant expenses reviewed by the CODM are consolidated operating expenses, as presented in the consolidated statement of operations and comprehensive income. Consolidated operating expenses include general and administrative expenses and reversal of / (allowance for) expected credit losses. General and administrative expenses include staff costs (including directors’ remuneration) US$687,695 and $506,890 for the year ended March 31, 2025 and 2024, respectively and depreciation and amortization expense, which are disclosed in Note 7, “Property, Plant and Equipment, net” and Note 8, “Leases”. Other segment items consist of interest expense and other income, as presented in the consolidated statement of operations

Other segment items for the years ended March 31, 2025, 2024 and 2023, expenses totaled US$652,702, US$541,328 and income totaled US$255,911, respectively, and consisted of:

-	Interest expense of US$891,379, US$733,220 and US$354,125, respectively

-	Other income, net of $238,677, $191,892 and US$610,036, respectively, primarily related to consultancy fee income from joint ventures, gain from benefit obligations of the employee benefit plans and government subsidies.

The CODM does not utilize consolidated balance sheet information when evaluating performance or allocating resources.

Based on the management’s assessment, the Company determined that it has only one operating segment and therefore one reportable segment as defined by ASC 280. For the years ended March 31, 2025 and 2024, revenue and assets within Hong Kong contributed 100% of the Company’s total revenue and assets. Therefore, no geographical segments are presented. The single segment represents the Company’s core business as an Approved Public Works Contractor undertaking roads and drainage to its customers in Hong Kong.

The following table presents revenue by sector for the years ended March 31, 2025 and 2024, respectively:

	Year Ended March 31,
	2025	2024	2023
Revenue
Public	$46,009,519	$48,298,181	$43,341,572
Private	—	523,438	1,213,509
Total revenue	$46,009,519	$48,821,619	$44,555,081